Cover Document	Jun. 27, 2024	Jan. 04, 2024
Document Information [Line Items]
Entity Central Index Key	0001702744
Entity Incorporation, State or Country Code		DE
Document Type	8-K
Document Period End Date	Jun. 27, 2024
Entity Registrant Name	The Simply Good Foods Company
Entity File Number		001-38115
Entity Tax Identification Number		82-1038121
Entity Address, Address Line One	1225 17th Street, Suite 1000
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80202
City Area Code	303
Local Phone Number	633-2840
Title of 12(b) Security		Common Stock, par value $0.01 per share
Trading Symbol		SMPL
Security Exchange Name		NASDAQ
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false